Other Intangible Assets, Net and Goodwill - Schedule of Changes in the Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill, Gross [Roll Forward]
Beginning balance	$ 1,253.9	$ 1,223.0
Acquisition	1.3	4.3
Purchase price adjustments		26.6
Ending balance	1,255.2	1,253.9
Accumulated Impairment	(88.3)	(87.5)	$ (84.9)
Goodwill, Net [Roll Forward]
Beginning balance	1,166.4	1,138.1
Acquisition	1.3	4.3
Purchase price adjustments		26.6
Disposition of business	(0.8)	(2.6)
Ending balance	$ 1,166.9	$ 1,166.4